Pledged assets and collateral	12 Months Ended
Mar. 31, 2024
Pledged assets and collateral
8. Pledged assets and collateral
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2023 and 2024:

	2023	2024

	(in billions of yen)
Interest-bearing deposits in other banks	92	94
Trading account assets	7,830	12,331
Investments	12,452	15,081
Loans	8,715	8,699
Other assets	2,059	2,699

Total	31,148	38,904

The associated liabilities collateralized by the above assets at March 31, 2023 and 2024 are summarized below:

	2023	2024

	(in billions of yen)
Deposits	988	217
Payables under repurchase agreements	10,542	17,553
Payables under securities lending transactions	721	689
Other short-term borrowings	1,003	1,803
Long-term debt	2,173	2,490

Total	15,427	22,752

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign branches and subsidiaries engaged in banking businesses in foreign countries. These amounts are deemed to be restricted cash. At March 31, 2023 and 2024, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥64,993 billion and ¥70,593 billion, respectively. These balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,701 billion and ¥1,734 billion at March 31, 2023 and 2024, respectively.
At March 31, 2023 and 2024, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥15,529 billion and ¥25,466 billion, respectively, of which ¥13,379 billion and ¥22,812 billion, respectively, was sold and repledged. Such collateral was primarily obtained in connection with resale or securities borrowing agreements, and was generally used as collateral for repurchase or securities lending agreements, or to cover short sales. This collateral received isn’t recognized on balance sheet, except for the securities received as collateral that the Group is permitted to sell or repledge in securities lending transactions where the Group acts as lender.